Supplement to the
Fidelity® Global Strategies Fund
July 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Christopher Sharpe (lead portfolio manager) has managed the fund since May 2014.

Ruben Calderon (co-manager) has managed the fund since May 2014.

The following information replaces the biographical information for Andrew Dierdorf and Jurrien Timmer found in the "Fund Management" section on page 29.

Christopher Sharpe is lead portfolio manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Ruben Calderon is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst, asset allocation strategist, and portfolio manager.

DYS-14-02  May 1, 2014
1.883715.107

Supplement to the
Fidelity Advisor® Global Strategies Fund
Class A, Class T, Class B, and Class C
July 30, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Christopher Sharpe (lead portfolio manager) has managed the fund since May 2014.

Ruben Calderon (co-manager) has managed the fund since May 2014.

The following information replaces the biographical information for Andrew Dierdorf and Jurrien Timmer found in the "Fund Management" section on page 30.

Christopher Sharpe is lead portfolio manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Ruben Calderon is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst, asset allocation strategist, and portfolio manager.

ADYS-14-01  May 1, 2014
1.883716.110

Supplement to the
Fidelity Advisor® Global Strategies Fund
Institutional Class
July 30, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Christopher Sharpe (lead portfolio manager) has managed the fund since May 2014.

Ruben Calderon (co-manager) has managed the fund since May 2014.

The following information replaces the biographical information for Andrew Dierdorf and Jurrien Timmer found in the "Fund Management" section on page 28.

Christopher Sharpe is lead portfolio manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Ruben Calderon is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst, asset allocation strategist, and portfolio manager.

ADYSI-14-01  May 1, 2014
1.883717.108